Deferred Tax Assets And Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Summary of Deferred Income Assets and Liabilities Net
Deferred income assets and liabilities of the Group are set out as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deferred tax assets	3,358,664	4,873,370
Deferred tax liabilities	(5,733,733)	(833,694)

Net amount	(2,375,069)	4,039,676

Summary of Deferred Tax Assets

(a)	The following table sets forth the details of deferred tax assets:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Revenue recognition - differences between accounting and tax book	—	1,635,551
Provision for asset impairments	1,368,693	986,943
Employee benefit payables	626,048	751,926
Guarantee liabilities	187,169	674,277
Accrued expenses	528,660	489,544
Deductible tax losses	581,325	194,627
Changes in fair value	52,470	140,242
Consolidation adjustments	51,959	23,581
Unexercised share-based payment	117,508	1,820
Others	47,093	38,075

	3,560,925	4,936,586

Summary of Deductible Temporary Differences and Deductible Losses that are not Recognized as Deferred Tax Assets
(b)	Deductible temporary differences and deductible losses that are not recognized as deferred tax assets are analyzed as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deductible temporary differences	2,869,537	2,720,263
Deductible losses	1,423,385	2,432,434

	4,292,922	5,152,697

Summary of Deductible Losses that are not Recognized as Deferred Tax Assets Expiration
(c)	Deductible losses that are not recognized as deferred tax assets will expire as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
2021	7,182	—
2022	29,333	7,433
2023	20,462	124,678
2024	27,549	365,455
2025	85,463	71,574
2026	—	169,894
No due date	1,253,396	1,693,400

	1,423,385	2,432,434

Summary of Movements in Deferred Tax Asset
(d)	The following table sets forth the movements of the deferred tax asset:

Movements	Deductible tax losses	Provision for asset impairments	Employee benefit payables	Accrued expenses	Unexercised share-based payment	Guarantee liabilities	Advertising and business promotion fees	Revenue recognition - differences between accounting and tax book	Others (Include changes in fair value )	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019	841,114	769,748	432,919	625,986	75,801	68,479	204,749	—	286,344	3,305,140
Credited/(charged) - to profit or loss	206,120	169,491	130,648	(195,021)	(456)	(7,792)	(204,190)	—	(213,384)	(114,584)

As of December 31, 2019	1,047,234	939,239	563,567	430,965	75,345	60,687	559	—	72,960	3,190,556

Credited/(charged) - to profit or loss	(465,909)	429,454	62,481	97,695	42,163	126,482	(60)	—	78,063	370,369

As of December 31, 2020	581,325	1,368,693	626,048	528,660	117,508	187,169	499	—	151,023	3,560,925

Credited/(charged) - to profit or loss	(386,698)	(381,750)	125,878	(39,116)	(115,688)	487,108	(499)	1,635,551	50,875	1,375,661

As of December 31, 2021	194,627	986,943	751,926	489,544	1,820	674,277	—	1,635,551	201,898	4,936,586

Summary of Deferred Tax Liabilities
(e)	The following table sets forth for the details of deferred tax liabilities:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Unrealized consolidated earnings	434,850	576,472
Intangible assets arisen from business combination	452,258	211,565
Changes in fair value	20,469	77,271
Effective interest adjustment	862,035	18,045
Depreciation of property and equipment	8,398	13,557
Revenue recognition differences between accounting and tax book	4,157,984	—

	5,935,994	896,910

Summary of Movements in Deferred Tax Liabilities
(f)	The following table sets forth the movements of the deferred tax liabilities:

Movements	Revenue recognition differences between accounting and tax book	Intangible assets arisen from business combination	Unrealized consolidated earnings	Effective interest adjustment	Changes in fair value	Depreciation of property and equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019	2,956,906	456,281	279,653	22,757	29,650	9,990	3,755,237
Charged/(credited) - to profit or loss	1,519,928	(4,023)	15,984	237,914	(12,694)	(9,974)	1,747,135

As of December 31, 2019	4,476,834	452,258	295,637	260,671	16,956	16	5,502,372

Charged/(credited) - to profit or loss	(318,850)	—	139,213	601,364	3,513	8,382	433,622

As of December 31, 2020	4,157,984	452,258	434,850	862,035	20,469	8,398	5,935,994

Charged/(credited) - to profit or loss	(4,157,984)	(240,693)	141,622	(843,990)	56,802	5,159	(5,039,084)

As of December 31, 2021	—	211,565	576,472	18,045	77,271	13,557	896,910

Summary of Net Balances of Deferred Tax Assets and Liabilities
(g)	The following table sets forth the net balances of deferred tax assets and liabilities after offsetting:

	As of December 31,
	2020		2021
	Offset amount	Balance after offsetting	Offset amount	Balance after offsetting
	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets	(202,261)	3,358,664	(63,216)	4,873,370

Deferred tax liabilities	202,261	(5,733,733)	63,216	(833,694)